Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Income Taxes [Line Items]
Dividend withholding tax	¥ 0
Cayman Islands
Income Taxes [Line Items]
Withholding taxes	0
Hong Kong
Income Taxes [Line Items]
Withholding taxes	¥ 0
Statutory income tax rate	16.50%
China
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Percentage of withholding tax	10.00%
Net operating loss	¥ 4,055,310	¥ 3,191,546		$ 589,820
China | Other Subsidiaries and Consolidated VIEs and VIE's Subsidiaries
Income Taxes [Line Items]
Statutory income tax rate	25.00%
China | PRC Subsidiaries
Income Taxes [Line Items]
Uncertain tax positions, interest and penalties	¥ 0	¥ 0	¥ 0
Increase in unrecognized tax benefits for next 12 months	¥ 0
China | PRC Subsidiaries | Earliest Tax Year
Income Taxes [Line Items]
Tax years remain open to examination by respective taxing jurisdictions	2013
China | PRC Subsidiaries | Latest Tax Year
Income Taxes [Line Items]
Tax years remain open to examination by respective taxing jurisdictions	2018
China | PRC Subsidiaries | Maximum [Member]
Income Taxes [Line Items]
Time period that tax authorities could conduct examinations of entity's tax filings	5 years
China | High And New Technology Enterprise
Income Taxes [Line Items]
Preferential income tax rate	15.00%
Preferential income tax rate exemption period	3 years
Expiration start date	2019
Expiration end date	2023
China | High And New Technology Enterprise | Beijing QIYI Century, Shanghai Zhong Yuan, Tianjin Skymoons and Beijing iQIYI
Income Taxes [Line Items]
Preferential income tax rate	15.00%
Income tax holiday expiration year	2019, 2020 or 2021
China | Software Enterprise
Income Taxes [Line Items]
Preferential income tax rate	12.50%
Preferential income tax rate exemption period	2 years
Period of reduced preferential income tax rate	3 years
China | Software Enterprise | Chengdu Skymoons
Income Taxes [Line Items]
Preferential income tax exemption start year	2014